Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2013
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA PARTNERS FUNDS GROUP II
Central Index Key	dei_EntityCentralIndexKey	0001004784
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 24, 2014
Document Effective Date	dei_DocumentEffectiveDate	Sep. 24, 2014
Prospectus Date	rr_ProspectusDate	May 01, 2014